ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Goodvision Inc [Member]
AccountReceivableNetLineItem [Line Items]
ACCOUNTS RECEIVABLE, NET

4.	ACCOUNTS RECEIVABL, NET

	As of
	September 30, 2025	September 30, 2024
Accounts receivable	$1,056,554	$455,984
Less: allowance for credit losses	-	-
Accounts receivable, net	$1,056,554	$455,984

Accounts receivable consists primarily of amounts due from customers for services provided under usage-based, integrated managed service arrangements. The Company evaluates accounts receivable for expected credit losses on a periodic basis. No allowance for credit losses was recorded as of September 30, 2025 and 2024, as management determined that the receivables were collectible based on historical collection experience and ongoing customer credit evaluations.

Goodvision AI Inc [Member]
AccountReceivableNetLineItem [Line Items]
ACCOUNTS RECEIVABLE, NET

Note 6. Accounts Receivable, Net

Accounts receivable represents amounts billed and unbilled for services provided under usage-based arrangements. Unbilled accounts receivable represents services performed but not yet invoiced, for which the Company has an unconditional right to payment; accordingly, unbilled amounts are classified as accounts receivable rather than contract assets. Amounts are generally due within 30 days of invoice. No allowance for credit losses was recorded as of March 31, 2026 or September 30, 2025.

As of March 31, 2026, substantially all of the Company’s gross accounts receivable was not yet due. Approximately 99.6% of the gross balance was not yet due, approximately $14,970 (approximately 0.35%) was 1 to 30 days past due, and approximately $1,699 (approximately 0.04%) was 31 to 60 days past due, with no balances aged more than 60 days. The only past-due balance as of March 31, 2026 consisted of a single immaterial customer invoice, which management continues to monitor. The aging profile of the Company’s receivables does not indicate any deterioration in credit quality.

The Company evaluates expected credit losses on an individual receivable basis rather than on a pooled basis, because its receivables are concentrated among a limited number of customers with significant individual balances that do not share sufficiently similar risk characteristics to support pooling under the CECL model. In assessing expected credit losses, management considers each customer’s payment history and delinquency trends, the aging of outstanding balances, any known disputes or billing issues, current and forecasted economic conditions, and customer concentration. The Company has not historically incurred material credit losses; the only charge-off during the periods evaluated was a single customer-specific amount of approximately $300, which management determined to be isolated and not indicative of a broader credit-loss trend.

Although the Company’s accounts receivable is concentrated among a limited number of customers and the gross balance increased substantially as of March 31, 2026, management concluded that no allowance for expected credit losses was required as of March 31, 2026 or September 30, 2025. The increase in accounts receivable was driven primarily by the launch of the Company’s AI Inference Services offering in the latter half of March 2026, which generated approximately $2.37 million of unbilled receivables from three newly onboarded, unrelated customers for services already performed under executed master service agreements and order forms. The Company has an unconditional right to payment for these amounts, and the timing of billing reflects the initial billing cycle for the new offering rather than any slowness in customer payment or deterioration in credit quality. As of March 31, 2026, management identified no adverse customer-specific credit events, disputes, or delinquencies with respect to these customers.

Subsequent to March 31, 2026 and through the date of this filing, the Company collected approximately $1.9 million, or approximately 44%, of the gross accounts receivable balance outstanding as of March 31, 2026; the remaining balance is concentrated in two AI Inference Services customers and, although outstanding as of the filing date is supported by an unconditional right to payment under executed master service agreements, with no adverse credit indicators identified. Management considered these subsequent collections as confirmatory evidence in its assessment and did not rely on them in establishing its measurement-date estimate. Based on these factors, and in the absence of any indicators of impairment or collectability concerns, management determined that expected credit losses were immaterial and that no allowance for credit losses was required.

	March 31, 2026	September 30, 2025
Accounts receivable	$4,265,340	$1,056,554
Less: allowance for credit losses	—	—
Accounts receivable, net	$4,265,340	$1,056,554